Stock Based Compensation Plans: (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Options outstanding - beginning of period	5,185,188	3,178,102	4,573,318
Options outstanding - beginning of period weighted average shares	$ 0.29	$ 1.42	$ 2.39	$ 2.67
Options exercised shares	(52,500)	(138,501)	(150,554)
Options exercised weighted average exercise price	$ 1.56	$ 0.93	$ 0.29
Options expired shares		(1,521,413)	(1,142,745)
Options expired weighted average exercise price		$ 4.52	$ 3.75
Options forfeited shares		(126,000)	(101,917)
Options forfeited weighted average exercise price		$ 1.82	$ 2.83
Options granted shares	1,620,500	3,793,000
Options granted weighted average exercise price	$ 2.89	$ 1.85
Options outstanding - end of period shares	6,753,188	5,185,188	3,178,102
Options outstanding - end of period weighted average exercise price	$ 1.77	$ 1.42	$ 2.39
Options exercisable - end of period shares	4,568,988	2,897,688	3,178,102
Options exercisable - end of period weighted average exercise price	$ 1.59	$ 1.07	$ 2.39